UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2007 (Unaudited)

DWS Target 2012 Fund

	Shares	Value ($)

Common Stocks 33.0%
Consumer Discretionary 3.7%
Auto Components 0.0%
Autoliv, Inc.	100	6,318
Hotels Restaurants & Leisure 0.8%
McDonald's Corp.	5,870	350,439
Yum! Brands, Inc.	2,100	84,567

		435,006
Household Durables 0.3%
Garmin Ltd.	1,300	139,620
NVR, Inc.*	100	47,575

		187,195

Media 0.8%
Idearc, Inc.	200	5,396
Liberty Global, Inc. "A"*	3,200	125,600
Omnicom Group, Inc.	1,100	56,078
The DIRECTV Group, Inc.*	11,100	293,928

		481,002
Multiline Retail 0.6%
Big Lots, Inc.*	7,000	167,860
Dollar Tree Stores, Inc.*	3,200	122,560
Family Dollar Stores, Inc.	1,200	30,420

		320,840
Specialty Retail 0.6%
Dick's Sporting Goods, Inc.*	2,900	96,773
Lowe's Companies, Inc.	400	10,756
RadioShack Corp.	1,000	20,620
The Sherwin-Williams Co.	3,400	217,328

		345,477
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc. "B"	2,400	159,024
Polo Ralph Lauren Corp.	2,600	178,880

		337,904
Consumer Staples 2.3%
Beverages 0.5%
Anheuser-Busch Companies, Inc.	2,400	123,072
Coca-Cola Enterprises, Inc.	5,200	134,212

		257,284
Food & Staples Retailing 0.4%
BJ's Wholesale Club, Inc.*	2,600	93,288
Costco Wholesale Corp.	500	33,630
Kroger Co.	1,600	47,024
Sysco Corp.	1,700	58,293

		232,235
Food Products 0.3%
Wm. Wrigley Jr. Co.	3,100	191,177
Household Products 0.4%
Colgate-Palmolive Co.	600	45,762
Kimberly-Clark Corp.	2,700	191,403

		237,165
Personal Products 0.3%
Herbalife Ltd.	4,000	176,360
Tobacco 0.4%
Altria Group, Inc.	2,770	202,016
Energy 4.6%
Energy Equipment & Services 1.8%
Global Industries Ltd.*	6,000	147,720
GlobalSantaFe Corp.	2,400	194,472
Noble Corp.	3,900	206,505
Superior Energy Services, Inc.*	2,800	103,824
Tidewater, Inc.	2,800	153,076
Transocean, Inc.*	2,000	238,740

		1,044,337

Oil, Gas & Consumable Fuels 2.8%
Chevron Corp.	4,900	448,399
ExxonMobil Corp.	4,374	402,364
Frontier Oil Corp.	3,500	160,265
Hess Corp.	2,900	207,669
Murphy Oil Corp.	2,000	147,260
Tesoro Corp.	2,700	163,431
Valero Energy Corp.	1,100	77,473

		1,606,861
Financials 5.4%
Capital Markets 1.0%
Ameriprise Financial, Inc.	700	44,086
Morgan Stanley	5,020	337,645
The Goldman Sachs Group, Inc.	650	161,148

		542,879
Commercial Banks 1.0%
Wachovia Corp.	4,100	187,493
Wells Fargo & Co.	11,580	393,836

		581,329
Consumer Finance 0.5%
American Express Co.	4,800	292,560
Diversified Financial Services 1.3%
Bank of America Corp.	4,630	223,537
Citigroup, Inc.	12,500	523,750

		747,287
Insurance 1.1%
ACE Ltd.	3,200	193,952
Endurance Specialty Holdings Ltd.	1,600	62,736
The Travelers Companies, Inc.	1,500	78,315
XL Capital Ltd. "A"	3,900	280,605

		615,608
Real Estate Investment Trusts 0.5%
AMB Property Corp. (REIT)	200	13,070
AvalonBay Communities, Inc. (REIT)	100	12,265
Equity Residential (REIT)	1,000	41,780
Host Hotels & Resorts, Inc. (REIT)	1,400	31,024
ProLogis (REIT)	400	28,696
Public Storage (REIT)	500	40,485
Simon Property Group, Inc. (REIT)	600	62,466
The Macerich Co. (REIT)	100	8,571
Vornado Realty Trust (REIT)	500	55,860

		294,217
Health Care 4.4%
Biotechnology 0.5%
Gilead Sciences, Inc.*	6,200	286,378
Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	3,700	222,037
Kinetic Concepts, Inc.*	3,200	192,320

		414,357
Health Care Providers & Services 1.3%
Coventry Health Care, Inc.*	2,300	138,713
Health Net, Inc.*	4,000	214,440

Humana, Inc.*	2,700	202,365
Medco Health Solutions, Inc.*	2,100	198,198

		753,716
Life Sciences Tools & Services 0.2%
Invitrogen Corp.*	900	81,783
Pharmaceuticals 1.7%
Bristol-Myers Squibb Co.	10,800	323,892
Eli Lilly & Co.	6,300	341,145
Endo Pharmaceuticals Holdings, Inc.*	1,700	49,810
Merck & Co., Inc.	2,300	133,998
Schering-Plough Corp.	4,400	134,288

		983,133
Industrials 3.9%
Aerospace & Defense 1.2%
Boeing Co.	3,620	356,896
Honeywell International, Inc.	4,300	259,763
Lockheed Martin Corp.	400	44,016

		660,675
Airlines 0.2%
AMR Corp.*	1,800	43,200
US Airways Group, Inc.*	3,700	102,342

		145,542
Commercial Services & Supplies 0.2%
Allied Waste Industries, Inc.*	1,800	22,752
Dun & Bradstreet Corp.	700	67,795
The Brink's Co.	200	12,530

		103,077
Construction & Engineering 0.4%
Fluor Corp.	1,400	221,200
Industrial Conglomerates 0.6%
General Electric Co.	5,660	232,965
Teleflex, Inc.	1,500	109,815

		342,780
Machinery 1.1%
AGCO Corp.*	3,600	214,848
Caterpillar, Inc.	1,800	134,298
Harsco Corp.	200	12,124
PACCAR, Inc.	3,900	216,684
Toro Co.	900	50,094

		628,048
Road & Rail 0.2%
Ryder System, Inc.	2,300	110,055
Information Technology 4.7%
Communications Equipment 0.0%
Cisco Systems, Inc.*	480	15,869
Computers & Peripherals 1.6%
Apple, Inc.*	1,700	322,915
International Business Machines Corp.	3,700	429,644
Lexmark International, Inc. "A"*	3,200	134,368
Seagate Technology	800	22,272

		909,199

Electronic Equipment & Instruments 0.2%
Arrow Electronics, Inc.*	1,900	75,962
Avnet, Inc.*	1,000	41,720

		117,682
Internet Software & Services 0.5%
eBay, Inc.*	2,370	85,557
Google, Inc. "A"*	300	212,100

		297,657
IT Services 0.9%
Accenture Ltd. "A"	6,800	265,540
Computer Sciences Corp.*	3,800	221,882
DST Systems, Inc.*	600	50,826

		538,248
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc.	3,400	113,764
Applied Materials, Inc.	11,500	223,330

		337,094
Software 0.9%
Microsoft Corp.	12,310	453,131
Symantec Corp.*	2,200	41,316

		494,447
Materials 1.0%
Chemicals 0.4%
Celanese Corp. "A"	300	12,588
Dow Chemical Co.	5,100	229,704

		242,292
Containers & Packaging 0.2%
Ball Corp.	1,300	64,454
Packaging Corp. of America	700	22,288

		86,742
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	2,000	235,360
Telecommunication Services 2.0%
Diversified Telecommunication Services
AT&T, Inc.	13,420	560,822
Embarq Corp.	3,400	179,928
Verizon Communications, Inc.	5,000	230,350
Windstream Corp.	10,600	142,570

		1,113,670
Utilities 1.0%
Electric Utilities 0.8%
American Electric Power Co., Inc.	200	9,642
Edison International	2,900	168,635
FirstEnergy Corp.	1,500	104,550
PPL Corp.	900	46,530
Southern Co.	2,900	106,314

		435,671
Multi-Utilities 0.2%
Sempra Energy	2,300	141,473

Total Common Stocks (Cost $17,128,938)		18,831,205

	Principal Amount ($)	Value ($)

Government & Agency Obligation 65.6%
US Treasury Obligation
US Treasury STRIPS, 4.118%**, 2/15/2012 (a) (Cost $35,632,006)	44,628,000	37,466,768
	Shares	Value ($)

Securities Lending Collateral 13.2%
Daily Assets Fund Institutional, 5.26% (b) (c) (Cost $7,535,000)	7,535,000	7,535,000
Cash Equivalents 1.6%
Cash Management QP Trust, 5.06% (b) (Cost $911,066)	911,066	911,066
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $61,207,010)	113.4	64,744,039
Other Assets and Liabilities, Net	(13.4)	(7,627,429)

Net Assets	100.0	57,116,610

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2007 amounted to $7,381,029 which is 12.9% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 14, 2007